Expense Example	Mar. 04, 2025 USD ($)
Polen Floating Rate Income ETF | Polen Floating Rate Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	728
Polen High Income ETF | Polen High Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	$ 192